Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
Type of borrowings	December 31, 2022	Interest rate range
Bank collaterialized borrowings	$12,492,935	1.84%~3.11%
Loan from shareholders	1,000,000	Note
	$13,492,935
Type of borrowings	December 31, 2021	Interest rate range
Bank collaterialized borrowings	$17,968,092	1.40%~1.86%
Loan from shareholders	5,000,000	Note
	$22,968,092

Schedule of short term and long term borrowing
As of December 31, 2022
Lender	Facility Period	Credit Facility	Type	Outstanding Amount	Undrawn Amount	Interest Rate	Guarantor (Note 1)	Collateral
Lender A	11.2022 - 11.2023	$4,184,307	LC loan	$610,089	$—	2.56%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	651,255	—	2.56%	None	Same as above
			Letter of guarantee	1,563,552	1,359,411	—	None	Same as above
Lender A	11.2022 - 11.2023	3,907,522	LC loan	324,269	—	2.31%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Letter of guarantee	895,592	2,687,661	—	None	Same as above
Lender A	01.2022 - 01.2025	188,733	Letter of guarantee	188,538	—	—	Koh Sih-Ping	None
Lender A	09.2020 - 09.2025	976,880	Long-Term Bank loan	671,605	—	2.72%	Koh Sih-Ping	80% guranteed by Taiwan SMEG
Lender A	03.2016 - 03.2031	3,093,455	Long-Term Bank loan	3,053,795	—	2.67%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016 - 03.2031	1,628,134	Long-Term Bank loan	1,607,261	—	2.67%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016 - 03.2026	325,627	Long-Term Bank loan	318,843	—	2.67%	Koh Sih-Ping	None
Lender A	10.2021 - 10.2026	651,254	Long-Term Bank loan	69,793	—	2.72%	Koh Sih-Ping	100% guaranteed by Taiwan SMEG
As of December 31, 2022
Lender	Facility Period	Credit Facility	Type	Outstanding Amount	Undrawn Amount	Interest Rate	Guarantor (Note 1)	Collateral
Lender B	06.2022 - 04.2023	5,210,029	Short-Term Bank loan	3,507,001	—	1.84% - 3.11%	Koh Sih-Ping	Time deposit $2,800,000, Promissory note $5,743,001
			LC loan	334,220	1,368,808	2.54%~2.60%	Koh Sih-Ping	Same as above
Lender C	01.2022 - 01.2023	6,186,910	Short-Term Bank loan	5,014,652	—	2.50%	Koh Sih-Ping	Time deposit $500,000, Land, Buildings and Structures
			Letter of guarantee	84,466	1,087,792	—	Koh Sih-Ping	Same as above
Lender C	05.2019 - 03.2026	5,861,283	Long-Term Bank loan	2,728,370	—	2.26%	Koh Sih-Ping	Time deposit $500,000, Land, Buildings and Structures
Lender C	11.2022 - 06.2023	2,279,388	Short-Term Bank loan	2,051,449	—	2.50%	None	Time deposit $1,000,000
			Letter of guarantee	209,178	18,761	—	None	Same as above
Lender C	06.2020 - 06.2023	162,813	Long-Term Bank loan	27,134	—	2.03%	Koh Sih-Ping	85% guranteed by Taiwan SMEG
Lender C	07.2021 - 08.2026	2,442,201	Long-Term Bank loan	1,883,883	—	1.46%	Koh Sih-Ping	70% guranteed by Taiwan SMEG
Lender D	01.2022 - 01.2023	976,880	Credit Loan	—	973,347	—	Koh Sih-Ping	65% guranteed by Taiwan SMEG
			Letter of guarantee	3,533	—	—	Koh Sih-Ping	Same as above
As of December 31, 2021
Lender	Facility Period	Credit Facility	Type	Outstanding Amount	Undrawn Amount	Interest Rate	Guarantor (Note 1)	Collateral
Lender A	11.2021 - 11.2022	$4,642,341	LC loan	$2,288,900	$—	1.68%	Koh Sih-Ping	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	541,907	—	1.68%	Koh Sih-Ping	Same as above
			Letter of guarantee	1,596,377	215,157	—	Koh Sih-Ping	Same as above

Lender A	11.2021 - 11.2022	4,335,260	LC loan	3,282,872	—	1.68%	Koh Sih-Ping	Time deposit $2,000,000, Land, Buildings and Structures
			Letter of credit	234,993	—	—	Koh Sih-Ping	Same as above
			Letter of guarantee	957,736	94,652	—	Koh Sih-Ping	Same as above

Lender A	09.2020 - 09.2025	1,083,815	Long-Term Bank loan	1,016,077	67,738	2.10%	Koh Sih-Ping	80% guranteed by Taiwan SMEG
Lender A	03.2016 - 03.2031	3,432,081	Long-Term Bank loan	3,388,080	44,001	2.05%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016 - 03.2031	1,806,358	Long-Term Bank loan	1,783,200	23,158	2.05%	Koh Sih-Ping	Land, Buildings and Structures
Lender A	03.2016 - 03.2026	361,272	Long-Term Bank loan	353,745	7,527	2.05%	Koh Sih-Ping	None
Lender A	10.2021 - 10.2026	722,543	Long-Term Bank loan	722,543	—	1.00%~1.50%	Koh Sih-Ping	Guranteed by Taiwan SMEG

Lender B	05.2021 - 04.2022	5,780,347	Short-Term Bank loan	2,655,347	—	1.40%~1.86%	Koh Sih-Ping	Time deposit $3,900,000, Promissory note $1,600,000
			LC loan	1,178,669	1,946,331	1.86%	Koh Sih-Ping	Same as above

Lender C	05.2021 - 05.2022	6,864,162	Short-Term Bank loan	5,310,693	—	1.80%	Koh Sih-Ping	Time deposit $500,000, Land, Buildings and Structures
			Letter of guarantee	371,471	1,181,998	—	Koh Sih-Ping	Same as above
As of December 31, 2021
Lender	Facility Period	Credit Facility	Type	Outstanding Amount	Undrawn Amount	Interest Rate	Guarantor (Note 1)	Collateral
Lender C	05.2019 - 03.2026	6,502,890	Long-Term Bank loan	3,958,427	2,544,463	1.63%	Koh Sih-Ping	Same as above
Lender C	11.2021 - 05.2022	$2,709,538	Short-Term Bank loan	$2,474,711	$—	1.80%	Koh Sih-Ping	Time deposit $800,000
			Letter of guarantee	219,220	15,607	—	Koh Sih-Ping	Same as above

Lender C	06.2020 - 06.2023	180,636	Long-Term Bank loan	90,317	90,319	1.50%	Koh Sih-Ping	85% guranteed by Taiwan SMEG
Lender C	07.2021 - 08.2026	1,625,723	Long-Term Bank loan	1,516,875	108,848	0.90%~1.60%	Koh Sih-Ping	70% guranteed by Taiwan SMEG

Lender D	01.2021 - 01.2022	1,083,815	Letter of guarantee	3,920	1,079,895	—	Koh Sih-Ping	65% guranteed by Taiwan SMEG

Note 1:  Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022.